Legal proceedings and contingent liabilities	6 Months Ended
Jun. 30, 2023
Legal proceedings and contingent liabilities
Legal proceedings and contingent liabilities

Note 6:   Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations, including Government investigations, relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form 20-F Information 2022 (the Disclosures).

As discussed in the Disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below, AstraZeneca considers each of the claims to represent a contingent liability or a contingent asset where the matter is brought by AstraZeneca, and discloses information with respect to the nature and facts of the cases in accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’.

There is one matter concerning legal proceedings in the Disclosures, which is considered probable that an outflow will be required, but for which we are unable to make an estimate of the possible loss or range of possible losses at this stage.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2023 and to 28 July 2023

Patent litigation

Imfinzi and Imjudo

Patent proceedings in the US and outside the US

As previously disclosed, in March 2022, Bristol-Myers Squibb Co. and E.R. Squibb & Sons, LLC filed a lawsuit in US District Court for the District of Delaware (the District Court) against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi infringes several of their patents. In April 2023, Bristol-Myers Squibb Co., E.R. Squibb & Sons, LLC, Tasuku Honjo, Ono Pharmaceutical Co., Ltd., and the Dana-Farber Cancer Institute Inc. filed a separate lawsuit in the District Court against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi infringes another of their patents. The cases were subsequently consolidated.

As previously disclosed, in January 2023, Bristol-Myers Squibb Co. and E.R. Squibb & Sons, LLC filed a lawsuit in US District Court for the District of Delaware against AstraZeneca alleging that AstraZeneca’s marketing of Imjudo infringes two of their patents.

As previously disclosed, in February 2022, in Japan, Ono Pharmaceuticals filed a lawsuit in Tokyo District Court, Civil Division against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi in Japan infringes several of their patents.

In July 2023, AstraZeneca entered into a global settlement agreement with Bristol-Myers Squibb Co., E.R. Squibb & Sons, LLC, and Ono Pharmaceutical Co., Ltd. that resolves all patent disputes relating to Imfinzi and Imjudo between the companies. A provision covering both Imfinzi and Imjudo has been taken totalling $510m.

Faslodex

Patent proceedings outside the US

As previously disclosed, in 2021 in Japan, AstraZeneca received notice from the Japan Patent Office (JPO) that Sandoz K.K. and Sun Pharma Japan Ltd. (Sun) were seeking to invalidate the Faslodex formulation patent. AstraZeneca defended the challenged patent, and Sun withdrew from the JPO patent challenge. In July 2023, the JPO issued a final decision upholding various claims of the challenged patent and determining that other patent claims were invalid.

Product liability litigation

Onglyza and Kombiglyze

US proceedings

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (the District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. The District Court granted AstraZeneca’s motion for summary judgment in August 2022, and plaintiffs are in the process of appealing that decision. In the California State Court coordinated proceeding, AstraZeneca’s motion for summary judgment was granted in March 2022. Plaintiffs appealed, and in April 2023, the California Appellate Court affirmed the lower court’s decision to grant summary judgment. Plaintiffs have now appealed to the California Supreme Court.

Commercial litigation

AZD1222 Securities Litigation (US)

In January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York (the District Court) against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during a period later amended to cover 15 June 2020 through 29 January 2021 (the Amended Complaint). The Amended Complaint alleges that defendants made materially false and misleading statements in connection with the development of AZD1222, AstraZeneca’s vaccine for the prevention of COVID-19. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the Amended Complaint with prejudice, disallowing any further amendments. Plaintiffs appealed this decision and in May of 2023, the US Court of Appeals for the Second Circuit affirmed the dismissal.

PARP Inhibitor Royalty Dispute

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, ‘GSK’) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK has failed to pay all of the royalties due on niraparib sales under the license agreements. The case was transferred to the Chancery Division and a trial took place in March 2023. In April 2023, the court issued a decision in AstraZeneca’s favour. GSK has been granted permission to appeal. The appellate hearing window has been scheduled for January 2024.

Syntimmune

In connection with Alexion’s prior acquisition of Syntimmune, Inc., (Syntimmune) in December 2020, Alexion was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to the 2018 merger agreement. The stockholders’ representative alleges that Alexion failed to meet its obligations under the merger agreement to use commercially reasonable efforts to achieve the milestones. Alexion also filed a claim for breach of the representations in the 2018 merger agreement. A trial was held in July 2023. A decision is not expected until 2024.

Government investigations/proceedings

US 340B litigations and proceedings

As previously disclosed, in January 2021, AstraZeneca filed a separate lawsuit in the US District Court for the District of Delaware (the District Court) alleging that an Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act. In June 2021, the District Court found in favour of AstraZeneca, invalidating the Advisory Opinion. However, in May 2021, prior to the District Court’s ruling, the US government issued new and separate letters to AstraZeneca (and other companies) asserting that AstraZeneca’s contract pharmacy policy violates the 340B statute. AstraZeneca amended the complaint to include allegations challenging the letter sent in May 2021, and in February 2022, the District Court ruled in favour of AstraZeneca invalidating those letters sent by the US Government. In January 2023, the Court of Appeals affirmed the District Court decision in AstraZeneca’s favour. Final judgment was entered in favour of AstraZeneca in May 2023 and this matter is now concluded.

Matters disclosed in respect of the first quarter of 2023 and to 27 April 2023

Patent litigation

Enhertu

US patent proceedings

As previously disclosed, in December 2020 and January 2021, AstraZeneca and Daiichi Sankyo, Inc. filed post- grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, inter alia, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests, instituting both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo, Inc. requested reconsideration of the decision not to institute review of the patent. In February 2023, the USPTO reinstituted the PGR proceeding. An oral hearing is scheduled for August 2023.

Lynparza

US patent proceedings

As previously disclosed, in December 2022, AstraZeneca received a Paragraph IV notice letter from an abbreviated new drug application (ANDA) filer relating to patents listed in the FDA Orange Book with reference to Lynparza. In February 2023, in response to the Paragraph IV notice, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigation against Natco Pharma Limited (Natco) in the US District Court for the District of New Jersey. In the complaint, AstraZeneca alleged that Natco’s generic version of Lynparza, if approved and marketed, would infringe patents listed in the FDA Orange Book with reference to Lynparza. No trial date has been scheduled.

Movantik

US patent proceedings

AstraZeneca has resolved by settlement the previously disclosed patent infringement lawsuit brought by Aether Therapeutics, Inc. in the US District Court for the District of Delaware against AstraZeneca, Nektar Therapeutics and Daiichi Sankyo, Inc., relating to Movantik. This matter is now concluded.

Symbicort

US patent proceedings

AstraZeneca has resolved via settlement the previously disclosed ANDA litigations with Mylan Pharmaceuticals Inc. and Kindeva Drug Delivery L.P. (together, the Defendants). In those actions, AstraZeneca alleged that the Defendants' generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. This matter is now concluded.

Tagrisso

Patent proceedings outside the US

In Russia, in October 2021, AstraZeneca filed a lawsuit in the Arbitration Court of the Moscow Region (the Court) against Axelpharm, LLC to prevent it from obtaining authorisation to market a generic version of Tagrisso prior to the expiration of AstraZeneca’s patents covering Tagrisso. The lawsuit also names the Ministry of Health of the Russian Federation as a third party. In March 2022, the Court dismissed the lawsuit. In June 2022, the dismissal was affirmed on appeal. In January 2023, the dismissal was affirmed on further appeal. This matter is now concluded.

Product liability litigation

Nexium and Losec/Prilosec

US proceedings

In the US, AstraZeneca is defending various previously disclosed lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In August 2017, the pending federal court cases were consolidated in a multidistrict litigation (MDL) proceeding in the US District Court for the District of New Jersey for pre-trial purposes. A bellwether trial has been scheduled for October 2023, with subsequent bellwether trials scheduled for November 2023 and January 2024. In addition to the MDL cases, there are cases filed in several state courts around the US; a case that was previously set to go to trial in Delaware state court was dismissed in October 2022.

In addition, AstraZeneca has been defending various lawsuits involving allegations of gastric cancer following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. One such claim is filed in the US District Court for the Middle District of Louisiana has been scheduled to go to trial in April 2024.

Onglyza and Kombiglyze

US proceedings

As previously disclosed, in the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (the District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. The District Court granted AstraZeneca’s motion for summary judgment in August 2022, and plaintiffs are in the process of appealing that decision. In the California State Court coordinated proceeding, AstraZeneca’s motion for summary judgment was granted in March 2022. Plaintiffs appealed, and in April 2023, the California Appellate Court affirmed the lower court’s decision to grant summary judgment.

Commercial Litigation

Viela Bio, Inc. Shareholder Litigation

US proceedings

In February 2023, AstraZeneca was served with a lawsuit filed in the Delaware State Court against AstraZeneca and certain officers, on behalf of a putative class of Viela Bio, Inc. (Viela) shareholders. The complaint alleges that defendants breached their fiduciary duty to Viela shareholders in the course of Viela’s 2021 merger with Horizon Therapeutics, plc. This case remains in the preliminary stages.

Definiens

In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (the Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. The arbitration hearing took place in March 2023 and AstraZeneca awaits a decision.

PARP Inhibitor Royalty Dispute

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, ‘GSK’) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK has failed to pay all of the royalties due on niraparib sales under the license agreements. The case was transferred to the Chancery Division and a trial took place in March 2023. In April 2023, the court issued a decision in AstraZeneca’s favour.

Pay Equity Litigation (US)

AstraZeneca was defending a putative class and collective action matter in the US District Court for the Northern District of Illinois brought by three named plaintiffs, who are former AstraZeneca pharmaceutical sales representatives. The case involved claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work. The plaintiffs sought various damages on behalf of themselves and the putative class and/or collective, including without limitation backpay, liquidated damages, compensatory and punitive damages, attorneys’ fees, and interest. In January 2023, the District Court granted AstraZeneca’s motion to dismiss plaintiffs’ complaint. In March 2023, plaintiffs filed a Second Amended Complaint.

Portola Shareholder Litigation

In the US, in connection with Alexion’s July 2020 acquisition of Portola Pharmaceuticals, Inc (Portola), Alexion assumed litigation to which Portola is a party. In January 2020, putative securities class action lawsuits were filed in the US District Court for the Northern District of California against Portola and certain officers and directors, on behalf of purchasers of Portola publicly traded securities during the period 8 January 2019 through 26 February 2020. The operative complaints allege that defendants made materially false and/or misleading statements or omissions with regard to Andexxa. In June 2022, the parties reached a settlement in principle of this matter. In March 2023, the court granted final approval of the settlement. This matter is now concluded.

Alexion Shareholder Litigation (US)

In December 2016, putative securities class action lawsuits were filed in the US District Court for the District of Connecticut (the District Court) against Alexion and certain officers and directors, on behalf of purchasers of Alexion publicly traded securities during the period 30 January 2014 through 26 May 2017. The amended complaint alleges that defendants engaged in securities fraud, including by making misrepresentations and omissions in its public disclosures concerning Alexion’s Soliris sales practices, management changes, and related investigations. In August 2021, the District Court issued a decision denying in part Defendants’ motion to dismiss the matter. The Court granted Plaintiffs’ motion for class certification in April 2023.

Financial Statements

Syntimmune

In connection with Alexion’s prior acquisition of Syntimmune, Inc., (Syntimmune) in December 2020, Alexion was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to the 2018 merger agreement. The stockholders’ representative alleges that Alexion failed to meet its obligations under the merger agreement to use commercially reasonable efforts to achieve the milestones. Alexion also filed a claim for breach of the representations in the 2018 merger agreement. A trial is scheduled for the matter in July 2023.

Government investigations/proceedings

Brazilian tax assessment matter (Brazil)

As previously disclosed, in August 2019, the Brazilian Federal Revenue Service provided a Notice of Tax and Description of the Facts (the Tax Assessment) to two Alexion subsidiaries (the Brazil Subsidiaries), as well as to two additional entities, a logistics provider utilised by Alexion and a distributor. The Tax Assessment focuses on the importation of Soliris vials pursuant to Alexion’s free drug supply to patients programme in Brazil.

Alexion prevailed in the first level of administrative appeals in the Brazilian federal administrative proceeding system based on a deficiency in the Brazil Tax Assessment. The decision was subject to an automatic (ex officio) appeal to the second level of the administrative courts. In March 2023, the second level of the administrative courts issued a decision to remand the matter to the first level of administrative courts for a determination on the merits.